Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 25,483	$ 19,818	$ 18,766	$ 18,816	$ 12,353	$ 13,236	$ 11,815	$ 11,607	$ 9,383	$ 9,427	$ 10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,637,333	2,043,997	1,928,148	1,926,715	1,261,685	1,347,634	1,198,625	1,174,333	946,295	946,904	1,000,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 17,040	13,956	14,468	14,181	8,432	10,955	10,146	10,315	8,494	8,953	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,746,281	1,426,543	1,476,313	1,443,865	857,060	1,110,241	1,026,444	1,040,634	854,808	899,266	1,000,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 21,678	16,634	16,614	16,697	11,474	13,499	12,365	12,105	9,655	9,444	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,215,855	1,696,553	1,689,672	1,694,947	1,163,667	1,364,622	1,249,074	1,220,183	972,058	948,644	1,000,000
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 17,764	14,590	15,809	15,500	9,914	12,817	12,650	12,439	10,410
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,800,640	1,476,621	1,599,033	1,567,320	1,000,748	1,292,065	1,274,882	1,250,532	1,044,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Bloomberg US 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Account Value	$ 24,774	19,118	19,314	19,521	13,200	14,758	13,374	12,947	10,763	10,134	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,395,049	2,459,876	2,233,351	2,615,504	1,830,125	1,668,140	1,459,106	1,359,252	1,099,431	1,051,995	1,000,000
Bloomberg US 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Account Value	$ 2,477,356	1,911,758	1,931,353	1,952,074	1,320,005	1,475,827	1,337,403	1,294,680	1,076,258	1,013,360	1,000,000
Bloomberg US 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Total Return Index
Account Value	$ 22,415	16,628	18,144	22,272	14,173	14,060	13,625	13,267	10,499	10,035	10,000
Bloomberg US 2000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Value Total Return Index
Account Value	$ 22,091	16,738	17,887	19,541	11,307	12,712	12,844	13,034	10,582	9,796	10,000
Bloomberg US 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Total Return Index
Account Value	$ 2,241,486	1,662,822	1,814,366	2,227,198	1,417,288	1,405,953	1,362,488	1,326,679	1,049,919	1,003,500	1,000,000
Bloomberg US 2000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Value Total Return Index
Account Value	$ 2,209,104	1,673,762	1,788,654	1,954,140	1,130,692	1,271,230	1,284,420	1,303,388	1,058,189	979,647	1,000,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Bloomberg US 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Account Value	$ 24,774	19,118	19,314	19,521	13,200	14,758	13,374	12,947	10,763	10,134	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,395,049	2,459,876	2,233,351	2,615,504	1,830,125	1,668,140	1,459,106	1,359,252	1,099,431	1,051,995	1,000,000
Bloomberg US 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Account Value	$ 2,477,356	1,911,758	1,931,353	1,952,074	1,320,005	1,475,827	1,337,403	1,294,680	1,076,258	$ 1,013,360	$ 1,000,000
Bloomberg US 2500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Total Return Index
Account Value	$ 23,588	17,633	18,479	22,616	15,049	14,774	13,736	13,301	10,670
Bloomberg US 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Value Total Return
Account Value	$ 22,386	17,096	17,820	19,280	11,785	13,656	13,213	13,277	11,075
Bloomberg US 2500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Total Return Index
Account Value	$ 2,358,819	1,763,339	1,847,888	2,261,572	1,504,863	1,477,448	1,373,555	1,330,129	1,066,950
Bloomberg US 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Value Total Return
Account Value	$ 2,238,600	$ 1,709,559	$ 1,782,017	$ 1,927,973	$ 1,178,507	$ 1,365,600	$ 1,321,256	$ 1,327,657	$ 1,107,533